INCOME TAXES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INCOME TAXES

16.	INCOME TAXES

The following table reconciles the expected income tax expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
	$	$	$
Loss for the year	(1,858,747)	(668,977)	(701,215)

Expected income tax recovery (27%)	(502,000)	(181,000)	(189,000)
Change in statutory, foreign tax, foreign exchange rates and other	(37,000)	(245,000)	(54,000)
Permanent differences and other	78,000	148,000	192,000
Change in unrecognized deductible temporary differences	461,000	278,000	51,000
Total income tax expense (recovery)	-	-	-

The significant components of the Company’s deferred tax assets are as follows:

	2025	2024	2023
	$	$	$
Share issue costs	5,000	12,000	19,000
Property and equipment	839,000	671,000	332,000
Intangible asset	157,000	157,000	157,000
Non-capital losses	5,910,000	5,610,000	5,664,000
Total	6,911,000	6,450,000	6,172,000
Unrecognized deferred tax assets	(6,911,000)	(6,450,000)	(6,172,000)
Deferred income tax asset (liability)	-	-	-

At December 31, 2025, the Company has non-capital losses of approximately $21,831,000 (2024 - $20,776,000) for Canadian income tax purposes which are available to reduce future taxable income. These losses begin to expire in 2026.

As at December 31, 2025, the Company’s U.K. subsidiary has U.K.-based non-capital tax losses of approximately GBP46,000 (2024 - nil) available to reduce future taxable income.